Exhibit 99
Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	January 2014
Payment Date	2/18/2014
Transaction Month	19
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,639,734,292.80	75,170	56.17 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$366,700,000.00	0.27214%	August 15, 2013
Class A-2 Notes	$497,600,000.00	0.470%	April 15, 2015
Class A-3 Notes	$502,000,000.00	0.580%	December 15, 2016
Class A-4 Notes	$133,250,000.00	0.790%	November 15, 2017
Class B Notes	$47,350,000.00	1.270%	December 15, 2017
Class C Notes	$31,570,000.00	1.690%	April 15, 2018
Class D Notes	$31,570,000.00	2.430%	January 15, 2019
Total	$1,610,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,022,240.05

Principal:
Principal Collections	$20,933,031.16
Prepayments in Full	$12,767,130.56
Liquidation Proceeds	$522,729.32
Recoveries	$74,961.37
Sub Total	$34,297,852.41
Collections	$37,320,092.46

Purchase Amounts:
Purchase Amounts Related to Principal	$633,646.88
Purchase Amounts Related to Interest	$3,649.42
Sub Total	$637,296.30

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$37,957,388.76

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	January 2014
Payment Date	2/18/2014
Transaction Month	19
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$37,957,388.76
Servicing Fee	$655,484.43	$655,484.43	$0.00	$0.00	$37,301,904.33
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$37,301,904.33
Interest - Class A-2 Notes	$3,292.96	$3,292.96	$0.00	$0.00	$37,298,611.37
Interest - Class A-3 Notes	$242,633.33	$242,633.33	$0.00	$0.00	$37,055,978.04
Interest - Class A-4 Notes	$87,722.92	$87,722.92	$0.00	$0.00	$36,968,255.12
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,968,255.12
Interest - Class B Notes	$50,112.08	$50,112.08	$0.00	$0.00	$36,918,143.04
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,918,143.04
Interest - Class C Notes	$44,461.08	$44,461.08	$0.00	$0.00	$36,873,681.96
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,873,681.96
Interest - Class D Notes	$63,929.25	$63,929.25	$0.00	$0.00	$36,809,752.71
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$36,809,752.71
Regular Principal Payment	$33,484,132.30	$33,484,132.30	$0.00	$0.00	$3,325,620.41
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,325,620.41
Residuel Released to Depositor	$0.00	$3,325,620.41	$0.00	$0.00	$0.00
Total		$37,957,388.76

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$33,484,132.30
Total					$33,484,132.30
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$8,407,546.87	$16.90	$3,292.96	$0.01	$8,410,839.83	$16.91
Class A-3 Notes	$25,076,585.43	$49.95	$242,633.33	$0.48	$25,319,218.76	$50.43
Class A-4 Notes	$0.00	$0.00	$87,722.92	$0.66	$87,722.92	$0.66
Class B Notes	$0.00	$0.00	$50,112.08	$1.06	$50,112.08	$1.06
Class C Notes	$0.00	$0.00	$44,461.08	$1.41	$44,461.08	$1.41
Class D Notes	$0.00	$0.00	$63,929.25	$2.03	$63,929.25	$2.03
Total	$33,484,132.30	$20.80	$492,151.62	$0.31	$33,976,283.92	$21.11

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	January 2014
Payment Date	2/18/2014
Transaction Month	19

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$8,407,546.87	0.0168962	$0.00	0.0000000
Class A-3 Notes	$502,000,000.00	1.0000000	$476,923,414.57	0.9500466
Class A-4 Notes	$133,250,000.00	1.0000000	$133,250,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$754,147,546.87	0.4684030	$720,663,414.57	0.4476059

Pool Information
Weighted Average APR	4.403%	4.399%
Weighted Average Remaining Term	41.13	40.29
Number of Receivables Outstanding	46,200	45,151
Pool Balance	$786,581,316.48	$751,140,711.28
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$757,747,595.16	$723,731,853.78
Pool Factor	0.4797005	0.4580868

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,198,671.46
Targeted Credit Enhancement Amount	$11,267,110.67
Yield Supplement Overcollateralization Amount	$27,408,857.50
Targeted Overcollateralization Amount	$30,477,296.71
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$30,477,296.71

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,198,671.46
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,198,671.46
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,198,671.46

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	January 2014
Payment Date	2/18/2014
Transaction Month	19

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		147	$584,067.28
(Recoveries)		100	$74,961.37
Net Losses for Current Collection Period			$509,105.91
Cumulative Net Losses Last Collection Period			$6,164,868.61
Cumulative Net Losses for all Collection Periods			$6,673,974.52

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.78%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.72%	653	$12,943,582.11
61-90 Days Delinquent	0.25%	97	$1,889,470.21
91-120 Days Delinquent	0.09%	27	$712,295.81
Over 120 Days Delinquent	0.11%	39	$803,434.27
Total Delinquent Receivables	2.18%	816	$16,348,782.40

Repossession Inventory:
Repossessed in the Current Collection Period		40	$872,331.27
Total Repossessed Inventory		55	$1,231,527.70

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.8045%
Preceding Collection Period			0.7311%
Current Collection Period			0.7946%
Three Month Average			0.7767%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3005%
Preceding Collection Period			0.3355%
Current Collection Period			0.3610%
Three Month Average			0.3323%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer